Combined and Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $)	Total	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Preferred Stock Series A Convertible Preferred Stock	Preferred Stock Series A 1 Convertible Preferred Stock [Member]	Preferred Stock Series B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance, temporary equity at Aug. 21, 2012
Issuance stock for cash, net offering costs, Value	$ 91,000						$ 1,000	$ 90,000
Issuance stock for cash, net offering costs, shares							7,231,000
Issuance of preferred stock				4,946,000
Issuance of preferred stock, shares				11,538,000
Issuance of preferred stock for license fee to Amgen, Value					1,765,000
Issuance of preferred stock for license fee to Amgen, shares					3,532,000
Issuance of common stock upon vesting of stock awards, shares							231,000
Stock-based compensation expense	292,000							292,000
Net loss	(4,110,000)										(4,110,000)
Ending balance, temporary equity at Dec. 31, 2012	6,711,000	4,946,000		4,946,000	1,765,000
Ending balance at Dec. 31, 2012	(3,727,000)						1,000	382,000			(4,110,000)
Ending balance, temporary equity (in shares) at Dec. 31, 2012	15,070,236	11,538,462		11,538,000	3,532,000	43,529,000
Ending balance (in shares) at Dec. 31, 2012							7,462,000
Issuance stock for cash, net offering costs, Value				14,963,000		38,414,000
Issuance stock for cash, net offering costs, shares				34,818,000			615,000
Issuance of preferred stock for license fee to Amgen, Value					1,003,000	38,414,000
Issuance of preferred stock for license fee to Amgen, shares					2,006,000	43,529,000
Interest income accrued on notes receivable from stockholder (unaudited)	(4,000)
Notes receivable from stockholder	(331,000)								(331,000)
Interest income accrued on notes receivable from stockholder	(4,000)								(4,000)
Issuance of common stock upon vesting of stock awards	105,000							105,000
Issuance of common stock upon vesting of stock awards, shares							3,927,000
Stock-based compensation expense	1,713,000							1,713,000
Net loss	(8,773,000)										(8,773,000)
Ending balance, temporary equity at Dec. 31, 2013	61,091,000	19,909,000	38,414,000	19,909,000	2,768,000
Ending balance at Dec. 31, 2013	(11,017,000)					38,414,000	1,000	2,200,000	(335,000)		(12,883,000)
Ending balance, temporary equity (in shares) at Dec. 31, 2013	95,423,541	46,356,342	43,528,737	46,356,000	5,538,000	43,529,000
Ending balance (in shares) at Dec. 31, 2013							12,004,000
Issuance of preferred stock						13,481,000
Issuance of preferred stock, shares						15,263,000
Repayment of notes receivable from stockholder (unaudited)	337,000								337,000
Interest income accrued on notes receivable from stockholder (unaudited)	(2,000)								(2,000)
Issuance of common stock upon vesting of stock awards	20,000							20,000
Issuance of common stock upon vesting of stock awards, shares	644,710						645,000
Recapitalization							(1,000)	1,000
Recapitalization, shares				(41,205,000)	(4,923,000)	(52,260,000)	(11,346,000)
Issuance of common stock upon vesting of stock awards-post Recapitalization	45,000							45,000
Issuance of common stock upon vesting of stock awards-post Recapitalization	147,116						147,000
Stock-based compensation expense	4,328,000							4,328,000
Issuance of common stock for option to license technology	750,000							750,000
Issuance of common stock for option to license technology, shares	59,761						60,000
Unrealized loss on available-for-sale investments (unaudited)	(11,000)									(11,000)
Net loss	(17,479,000)										(17,479,000)
Ending balance, temporary equity at Sep. 30, 2014	74,572,000	19,909,000	51,895,000	19,909,000	2,768,000	51,895,000
Ending balance at Sep. 30, 2014	$ (23,029,000)							$ 7,344,000		$ (11,000)	$ (30,362,000)
Ending balance, temporary equity (in shares) at Sep. 30, 2014	12,298,515	5,150,699	6,532,432	5,151,000	615,000	6,532,000
Ending balance (in shares) at Sep. 30, 2014							1,510,000